Condensed consolidated statements of changes in equity - USD ($) $ in Thousands		Preference Units/Shares	Share capital	Contributed surplus	Reserves	Treasury shares	(Accumulated deficit)/ retained earnings	Attributable to owners of the Group	Non-controlling interests	Total
Balance at beginning of period at Dec. 31, 2016		$ 46	$ 810	$ 966,974	$ 10,160	$ (10,861)	$ (21,486)	$ 945,643	$ 564,039	$ 1,509,682
Net proceeds from GasLog Partners' public offering (Note 3)									225,776	225,776
Dividend declared (common and preference shares) (Note 12)				(27,597)				(27,597)	(27,938)	(55,535)
Share-based compensation, net of accrued dividend (Note 17)					2,023			2,023		2,023
Settlement of share-based compensation					(1,771)	1,664		(107)		(107)
Profit for the period							1,237	1,237	29,059	30,296
Other comprehensive income for the period					5,087			5,087		5,087
Total comprehensive income for the period					5,087		1,237	6,324	29,059	35,383
Balance at the end of the period at Jun. 30, 2017		46	810	939,377	15,499	(9,197)	(20,249)	926,286	790,936	1,717,222
Balance at beginning of period at Dec. 31, 2017		46	810	911,766	18,347	(6,960)	(5,980)	918,029	845,105	1,763,134
Opening adjustment	[1]				(436)		190	(246)		(246)
Net proceeds from GasLog Partners' public offering (Note 3)									111,184	111,184
Dividend declared (common and preference shares) (Note 12)				(28,452)				(28,452)	(42,771)	(71,223)
Share-based compensation, net of accrued dividend (Note 17)					2,233			2,233		2,233
Settlement of share-based compensation					(2,464)	2,550		86		86
Treasury shares, net						(62)		(62)		(62)
Profit for the period							15,684	15,684	41,069	56,753
Other comprehensive income for the period					1,210			1,210		1,210
Total comprehensive income for the period					1,210		15,684	16,894	41,069	57,963
Balance at the end of the period at Jun. 30, 2018		$ 46	$ 810	$ 883,314	$ 18,890	$ (4,472)	$ 9,894	$ 908,482	$ 954,587	$ 1,863,069

[1]	Adjusted so as to reflect certain amendments introduced due to the adoption of IFRS 15 Revenue from Contracts with Customers and IFRS 9 Financial Instruments, which became effective on January 1, 2018 (Note 2).